MFS® INVESTMENT MANAGEMENT
500 BOYLSTON STREET, BOSTON, MASSACHUSETTS  02116-3741
(617) 954-5000

        March 2, 2012

VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust XII (the “Trust”) (File No. 333-126328 and 811-21780) on Behalf of MFS® Equity Opportunities Fund (the “Fund”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust, as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 25 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on February 27, 2012.

Please call the undersigned at (617) 954-4340 or Jennifer Moore at (617) 954-5923 with any questions you may have.

Very truly yours,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President & Senior Counsel

SAP/bjn